Other related party transactions (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Other related party transactions
Interest Expense	$ 107,792	$ 0	$ 0
Legal Fees	129,600	92,308	85,815
Design Services	$ 0	$ 0	$ 4,013